NET INCOME PER SHARE OF PBF ENERGY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic Earnings Per Share:
Numerator for basic net income per Class A common share-net income attributable to PBF Energy	$ 500,077	$ 280,888	$ 226,312
Diluted Earnings Per Share:
Net income attributable to PBF Energy	$ 500,077	$ 280,888	$ 226,312